BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

Supplement dated September 30, 2016 to the Fund’s

Statement of Additional Information dated November 27, 2015 (as amended March 9, 2016)

Effective October 1, 2016, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements—Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Poppy Allonby, CFA, Rob Shimell, Skye Macpherson, Ricardo Fernandez and Hannah Gray, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The table in the sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Poppy Allonby, CFA	3	6	2	0	1	1
	$933.0 Million	$2.99 Billion	$0.17 Million	$0	$7.06 Million	$0.16 Million
Rob Shimell	2	12	10	0	0	0
	$1.06 Billion	$4.76 Billion	$1.28 Billion	$0	$0	$0
Skye Macpherson*	2	3	0	0	0	0
	$957.4 Million	$175.4 Million	$0	$0	$0	$0
Ricardo Fernandez	2	12	10	0	0	0
	$1.06 Billion	$4.76 Billion	$1.28 Billion	$0	$0	$0
Hannah Gray, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

*	Information provided for Mses. Macpherson and Gray is as of July 31, 2016.

The heading “Discretionary Incentive Compensation—Ms. Allonby and Mr. Hambro” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation—Mses. Allonby, Macpherson and Gray

The table in the sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range
Poppy Allonby, CFA	None
Rob Shimell	None
Skye Macpherson*	None
Ricardo Fernandez	None
Hannah Gray, CFA*	None

*	Information provided for Mses. Macpherson and Gray is as of July 31, 2016.

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Mses. Allonby, Macpherson and Gray may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mses. Allonby, Macpherson and Gray may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-CS-0916SUP

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